STATE STREET INSTITUTIONAL FUNDS

STATE STREET INSTITUTIONAL SMALL-CAP EQUITY FUND

Investment Class (SIVIX) Service Class (SSQSX)

STATE STREET INSTITUTIONAL U.S. EQUITY FUND

Investment Class (SUSIX) Service Class (SUSSX)

STATE STREET INSTITUTIONAL INVESTMENT TRUST

STATE STREET INCOME FUND

(SSASX)

STATE STREET U.S. CORE EQUITY FUND

(SSAQX)

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

STATE STREET PREMIER GROWTH EQUITY V.I.S. FUND

Class 1 (SPGSX)

STATE STREET SMALL-CAP EQUITY V.I.S. FUND

Class 1 (SSSEX)

STATE STREET S&P 500 INDEX V.I.S. FUND

Class 1 (SSSPX)

STATE STREET U.S. EQUITY V.I.S. FUND

Class 1 (SSUSX)

STATE STREET INCOME V.I.S. FUND

Class 1 (SSIMX)

STATE STREET TOTAL RETURN V.I.S. FUND

Class 1 (SSTIX) Class 3 (SSTTX)

STATE STREET REAL ESTATE SECURITIES V.I.S. FUND

Class 1 (SSRSX)

ELFUN FUNDS

ELFUN INTERNATIONAL EQUITY FUND

(EGLBX)

ELFUN TRUSTS

(ELFNX)

ELFUN INCOME FUND

(EINFX)

ELFUN TAX-EXEMPT INCOME FUND

(ELFTX)

ELFUN DIVERSIFIED FUND

(ELDFX)

ELFUN GOVERNMENT MONEY MARKET FUND

(ELMXX)

(each a “Fund,” and collectively, the “Funds”)

Supplement dated June 13, 2025 to the currently effective

Prospectuses, Summary Prospectuses and Statements of Additional Information (the

“Disclosure Documents”) of each Fund, as each may be supplemented from time to time

Effective June 2, 2025, the mailing address for U.S. Bancorp Fund Services, LLC, the transfer agent and dividend disbursing agent to each Fund, has changed. Accordingly, effective immediately, all references to the regular and overnight mailing address in each Fund’s Disclosure Documents are deleted and replaced with the following:

Regular Mail:

State Street Global Advisors

c/o U.S. Bank Global Fund Services, LLC

P.O. Box 219238

Kansas City, MO 64121-9238

Overnight Delivery:

State Street Global Advisors

c/o U.S. Bank Global Fund Services, LLC

801 Pennsylvania Ave, Suite 219238

Kansas City, MO 64105-1307

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

061325SUPP1